Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations [Abstract]
Investment retained, Percent of interest	10.00%
Cash or other consideration received upon disposition	$ 0
Gain on disposition of discontinued operations, net of taxes	17,103,295	0	0
Income (loss) from discontinued operations	$ 14,741,100	$ (7,355,561)	$ (18,800,808)